SMALLCAP World Fund®
Investment portfolio
June 30, 2024
unaudited

Common stocks 94.33% Industrials 22.92%	Shares	Value (000)
Saia, Inc.[1,2]	1,478,741	$701,352
Comfort Systems USA, Inc.[1]	2,049,176	623,195
Diploma PLC[1]	10,722,439	559,470
Crane Co.	2,455,426	355,988
Interpump Group SpA[1]	7,995,756	353,704
AZEK Co., Inc. (The), Class A1,2	8,295,958	349,509
VAT Group AG	553,191	311,367
CBIZ, Inc.[1,2]	3,932,435	291,393
Stericycle, Inc.[1,2]	4,935,932	286,926
IMCD NV	2,061,665	285,405
Hensoldt AG1	7,669,208	281,949
Kadant, Inc.[1]	912,220	267,992
International Container Terminal Services, Inc.	44,009,076	262,861
XPO, Inc.[2]	2,418,981	256,775
Wizz Air Holdings PLC[1,2]	8,063,082	228,031
ATS Corp.[1,2]	6,848,234	221,608
BELIMO Holding AG	433,163	216,276
Trelleborg AB, Class B	5,375,056	208,247
ICF International, Inc.[1]	1,397,711	207,504
MISUMI Group, Inc.	11,659,794	199,420
FTAI Aviation, Ltd.	1,815,918	187,457
Arcosa, Inc.	2,105,941	175,657
Harmonic Drive Systems, Inc.[1,3]	6,224,450	174,820
CSW Industrials, Inc.	658,296	174,653
Munters Group AB1	9,277,989	173,831
Enerpac Tool Group Corp., Class A1	4,347,380	165,983
Applied Industrial Technologies, Inc.	829,363	160,896
Enpro, Inc.[1]	1,064,006	154,887
TFI International, Inc. (CAD denominated)	1,025,984	148,972
TFI International, Inc.	39,510	5,736
Bombardier, Inc., Class B2	2,409,432	154,512
Casella Waste Systems, Inc., Class A2	1,540,875	152,886
Chart Industries, Inc.[2,3]	1,046,094	150,993
Regal Rexnord Corp.	1,087,715	147,081
Willscot Mobile Mini Holdings Corp., Class A2	3,841,326	144,588
KEI Industries, Ltd.	2,710,442	143,037
Carel Industries SpA[1,3]	7,630,415	141,368
MYR Group, Inc.[1,2]	1,039,049	141,009
UL Solutions, Inc., Class A3	3,333,700	140,649
Visional, Inc.[1,2,3]	3,127,230	140,400
Watsco, Inc.	300,000	138,972
DO & CO AG, non-registered shares[1]	779,520	138,544
Addtech AB, Class B	5,442,314	135,685
Cleanaway Waste Management, Ltd.	69,625,838	128,585
VSE Corp.[1]	1,384,201	122,197
Arcadis NV, non-registered shares	1,911,611	120,934
SMALLCAP World Fund — Page 1 of 30

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Howden Joinery Group PLC	10,785,159	$119,166
Lifco AB, Class B	4,195,000	115,497
Boyd Group Services, Inc.[3]	594,862	111,737
NIBE Industrier AB, Class B	26,444,941	111,479
Simpson Manufacturing Co., Inc.	657,421	110,795
Graco, Inc.	1,374,000	108,931
RS Group PLC	12,312,528	108,872
Masco Corp.	1,625,000	108,339
Japan Elevator Service Holdings Co., Ltd.[1]	6,581,000	106,098
Builders FirstSource, Inc.[2]	760,228	105,223
Sulzer AG	751,946	103,908
IMI PLC	4,573,839	102,073
Weir Group PLC (The)	3,978,926	99,257
Nexans SA	897,522	98,847
Armstrong World Industries, Inc.	872,331	98,783
Qantas Airways, Ltd.[2]	23,878,620	92,912
Babcock International Group PLC	13,816,202	91,135
TriNet Group, Inc.	905,363	90,536
Copa Holdings, SA, Class A	948,945	90,321
Volution Group PLC[1]	15,684,638	89,212
Rumo SA	23,640,000	87,623
Delhivery Ltd.[2]	18,235,265	87,078
Loar Holdings, Inc.[2,3]	1,628,900	87,000
GMS, Inc.[2]	1,063,920	85,763
Matson, Inc.	648,513	84,936
First Advantage Corp.	5,284,280	84,918
Johns Lyng Group, Ltd.[1]	22,207,565	84,006
McGrath RentCorp	779,414	83,047
Alaska Air Group, Inc.[2]	2,052,076	82,904
Inox Wind, Ltd.	48,438,869	81,693
Titagarh Rail Systems, Ltd.[2]	3,687,257	81,374
SPX Technologies, Inc.[2]	556,772	79,140
Cargotec OYJ, Class B, non-registered shares	947,295	76,147
SiteOne Landscape Supply, Inc.[2]	609,885	74,046
LS Electric Co., Ltd.	445,157	71,534
Montana Aerospace AG1,2	3,422,846	71,264
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	8,297,261	70,369
NICHIAS Corp.	2,368,700	69,752
Grafton Group PLC	5,915,179	69,477
Miura Co., Ltd.	3,334,147	67,728
InPost SA2	3,826,289	67,140
ManpowerGroup, Inc.	961,021	67,079
Lyft, Inc., Class A2	4,535,000	63,943
Herc Holdings, Inc.	479,334	63,890
Pluxee NV2	2,228,153	62,510
Instalco AB1	16,294,214	62,254
Aalberts NV, non-registered shares	1,507,986	61,117
Hammond Power Solutions, Inc., Class A3	730,120	59,502
TransDigm Group, Inc.	45,000	57,492
AutoStore Holdings, Ltd.[2]	47,925,409	55,928
GVS SpA[2]	7,864,236	55,238
International Consolidated Airlines Group SA (CDI)[2]	26,494,000	54,397
Judges Scientific PLC[1]	395,543	50,779
Engcon AB, Class B3	6,013,176	49,243
Dayforce, Inc.[2]	979,310	48,574
SMALLCAP World Fund — Page 2 of 30

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Zhejiang Weixing New Building Materials Co., Ltd., Class A	22,352,304	$47,418
Melrose Industries PLC	6,786,734	47,396
Kingspan Group PLC	557,140	47,204
NORMA Group SE, non-registered shares[1]	2,548,962	47,149
Voltronic Power Technology Corp.	789,000	46,688
TELUS International (Cda), Inc., subordinate voting shares[2,3]	7,848,052	45,362
MonotaRO Co., Ltd.[3]	3,820,100	44,993
Trex Co., Inc.[2]	602,320	44,644
AirTAC International Group	1,454,000	44,089
SPIE SA	1,179,247	42,897
Reliance Worldwide Corp., Ltd.	13,700,714	41,052
FTI Consulting, Inc.[2]	190,072	40,966
Mader Group, Ltd.	9,751,400	40,848
IDEX Corp.	200,000	40,240
CCR SA, ordinary nominative shares	19,207,630	39,995
AAON, Inc.	451,170	39,360
INVISIO Communications AB	1,769,000	38,879
Fluidra, SA, non-registered shares	1,832,095	38,069
UFP Industries, Inc.	333,295	37,329
Embraer SA2	5,690,100	36,797
Alight, Inc., Class A2	4,938,272	36,444
Fiverr International, Ltd.[2,3]	1,518,959	35,589
Marlowe PLC[1]	6,503,191	35,370
Atkore, Inc.	260,751	35,183
APi Group Corp.[2]	907,771	34,159
Ventia Services Group Pty, Ltd.	12,643,253	32,141
DL E&C Co., Ltd.	1,354,400	31,714
Daiseki Co., Ltd.	1,306,982	30,430
BWX Technologies, Inc.	301,745	28,666
SIS, Ltd.[2]	5,289,102	28,482
Advanced Drainage Systems, Inc.	174,684	28,018
Beijer Ref AB, Class B	1,783,220	27,612
Indutrade AB	1,080,000	27,512
Generac Holdings, Inc.[2]	207,989	27,500
Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[2]	3,864,724	24,580
Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates[2,3]	4,120,200	2,608
Upwork, Inc.[2]	2,385,553	25,645
Alfen NV1,2,3	1,380,806	25,454
Japan Airport Terminal Co., Ltd.	722,200	24,685
Sinoseal Holding Co., Ltd., Class A	5,298,624	24,654
BayCurrent Consulting, Inc.	1,212,030	24,425
SHO-BOND Holdings Co., Ltd.[3]	677,100	24,278
Chemring Group PLC	5,139,242	24,217
Norva24 Group AB2	7,776,331	21,199
Spirax Group PLC	195,533	20,977
Fasadgruppen Group AB1	3,475,540	20,276
Grupa Pracuj SA3	1,300,000	20,083
Green Landscaping Group AB2	2,606,930	19,419
Valmet OYJ	668,554	19,121
Burckhardt Compression Holding AG	28,900	18,927
REV Group, Inc.	697,467	17,360
easyJet PLC	3,000,000	17,319
Federal Signal Corp.	195,568	16,363
SMALLCAP World Fund — Page 3 of 30

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Oshkosh Corp.	150,000	$16,230
Storskogen Group AB, Class B	20,622,000	16,030
Nitta Corp.	598,400	15,296
Einride AB1,2,4,5	438,277	14,901
IndiaMart InterMesh, Ltd.	435,075	13,972
Cadre Holdings, Inc.	383,420	12,868
Vicor Corp.[2]	378,100	12,538
Haitian International Holdings, Ltd.	4,399,791	12,537
IES Holdings, Inc.[2]	63,289	8,818
CECO Environmental Corp.[2]	241,683	6,973
Ariston Holding NV	970,937	3,999
Cera Sanitaryware, Ltd.	5,448	566
LIXIL Corp.	13,800	145
		16,571,968
Consumer discretionary 18.00%
TopBuild Corp.[1,2]	2,165,365	834,250
CAVA Group, Inc.[1,2]	7,350,811	681,788
Tube Investments of India, Ltd.[1]	10,585,900	537,209
Evolution AB	4,867,793	507,267
Dollarama, Inc.	5,010,000	457,439
Floor & Decor Holdings, Inc., Class A2	3,944,439	392,117
Wyndham Hotels & Resorts, Inc.	3,889,087	287,792
MakeMyTrip, Ltd.[2]	3,194,772	268,680
Boot Barn Holdings, Inc.[1,2]	1,993,602	257,035
Melco Resorts & Entertainment, Ltd. (ADR)[1,2]	34,031,694	253,876
Light & Wonder, Inc.[2]	2,302,001	241,434
Global-E Online, Ltd.[2]	6,392,049	231,840
Toll Brothers, Inc.	1,927,000	221,952
Ollies Bargain Outlet Holdings, Inc.[2]	2,148,438	210,912
Cavco Industries, Inc.[1,2]	605,885	209,739
KB Home	2,957,918	207,587
Wayfair, Inc., Class A2	3,848,801	202,947
YETI Holdings, Inc.[1,2]	5,063,600	193,176
Lottomatica Group SpA[1]	16,020,291	193,174
DraftKings, Inc., Class A2	4,846,439	184,989
Modine Manufacturing Co.[2]	1,805,272	180,870
Thor Industries, Inc.	1,933,513	180,687
Ermenegildo Zegna NV1,3	13,661,098	161,747
Lennar Corp., Class A	1,058,458	158,631
Lennar Corp., Class B	21,169	2,952
Jumbo SA	5,421,500	155,557
Williams-Sonoma, Inc.	500,000	141,185
Pets at Home Group PLC[1]	37,555,073	140,414
Bright Horizons Family Solutions, Inc.[2]	1,186,932	130,657
Entain PLC	16,290,718	128,976
Levi Strauss & Co., Class A	6,625,378	127,737
Century Communities, Inc.	1,512,000	123,470
Moncler SpA	2,015,000	123,400
Zalando SE, non-registered shares[2]	5,212,907	121,859
Skyline Champion Corp.[2]	1,790,000	121,272
Inchcape PLC	12,412,967	116,827
Polaris, Inc.	1,485,000	116,290
Skechers USA, Inc., Class A2	1,600,000	110,592
Games Workshop Group PLC	811,891	109,593
SMALLCAP World Fund — Page 4 of 30

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Domino’s Pizza Group PLC[1]	26,295,118	$101,876
Norwegian Cruise Line Holdings, Ltd.[2]	5,237,662	98,416
Pool Corp.	317,700	97,639
Kontoor Brands, Inc.	1,426,394	94,356
Domino’s Pizza, Inc.	176,500	91,132
Rusta AB1	12,097,935	89,015
Watches of Switzerland Group PLC[1,2]	16,965,644	88,905
Advance Auto Parts, Inc.	1,384,490	87,680
DPC Dash, Ltd.[1,2]	10,400,586	86,003
Five Below, Inc.[2]	769,806	83,886
Murphy USA, Inc.	175,000	82,155
Installed Building Products, Inc.	398,342	81,931
Jack in the Box, Inc.[1]	1,606,607	81,841
Arhaus, Inc., Class A	4,721,534	79,983
Steven Madden, Ltd.	1,710,595	72,358
D.R. Horton, Inc.	490,000	69,056
B&M European Value Retail SA	12,441,488	68,801
Adtalem Global Education, Inc.[2]	966,441	65,921
MRF, Ltd.	42,165	65,351
MGM China Holdings, Ltd.	39,776,800	61,907
Auction Technology Group PLC[1,2]	9,694,672	61,071
Helen of Troy, Ltd.[2]	653,838	60,637
Malibu Boats, Inc., Class A1,2	1,649,000	57,781
Meritage Homes Corp.	353,400	57,198
Aditya Vision, Ltd.[1,6]	751,964	40,132
Aditya Vision, Ltd.[1]	273,548	14,599
ABC-Mart, Inc.	3,060,300	53,822
Cairn Homes PLC	31,452,000	53,543
Brunello Cucinelli SpA	532,326	53,414
Shoei Co., Ltd.[1,3]	4,291,700	52,446
On Holding AG, Class A2	1,326,026	51,450
Guzman y Gomez, Ltd.[2]	2,755,682	50,407
Six Flags Entertainment Corp. (OLD)	1,514,000	50,174
XPEL, Inc.[2]	1,381,290	49,119
Nifco, Inc.	2,030,500	48,601
tonies SE, Class A1,2	6,353,041	46,668
Trainline PLC[2]	11,779,700	46,467
Darden Restaurants, Inc.	303,300	45,895
Flutter Entertainment PLC[2]	251,536	45,870
Beazer Homes USA, Inc.[1,2]	1,659,813	45,612
Puuilo OYJ	4,124,072	44,522
Mattel, Inc.[2]	2,700,000	43,902
VF Corp.	2,902,276	39,181
Patrick Industries, Inc.	357,773	38,836
Camping World Holdings, Inc., Class A	2,170,983	38,774
Jiumaojiu International Holdings, Ltd.[1,3]	72,421,531	37,436
Chalet Hotels, Ltd.[2]	3,886,343	37,400
RH2	150,000	36,666
Macy’s, Inc.	1,900,000	36,480
Mitra Adiperkasa Tbk PT	390,816,300	35,121
Nien Made Enterprise Co., Ltd.	2,908,000	35,000
Worthington Enterprises, Inc.	726,964	34,407
Tsuburaya Fields Holdings, Inc.[3]	3,183,000	33,851
Genda, Inc.[2,3]	3,063,400	33,340
OneSpaWorld Holdings, Ltd.[2]	2,150,518	33,053
SMALLCAP World Fund — Page 5 of 30

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Planet Fitness, Inc., Class A2	430,000	$31,644
International Game Technology PLC	1,527,081	31,244
Central Automotive Products, Ltd.[3]	907,800	30,199
Devyani International, Ltd.[2]	15,000,000	29,490
Sanrio Co., Ltd.[3]	1,543,400	28,468
Haichang Ocean Park Holdings, Ltd.[2,3]	308,116,000	27,640
EIH, Ltd.	5,337,293	27,252
Sabre Corp.[2]	10,036,652	26,798
Peloton Interactive, Inc., Class A2,3	7,742,528	26,170
Lojas Renner SA	11,564,503	25,818
Fox Factory Holding Corp.[2]	530,786	25,579
Dometic Group AB	4,000,189	25,239
Smartfit Escola de Ginástica e Dança SA	5,859,947	22,643
Temple & Webster Group, Ltd.[2]	3,420,706	21,376
MIPS AB	543,100	21,175
OneWater Marine, Inc., Class A2,3	754,805	20,810
Barratt Developments PLC	3,315,285	19,671
Dine Brands Global, Inc.	500,000	18,100
Wendy’s Co.	1,056,138	17,912
Grupo de Moda Soma SA2	16,150,549	17,739
Bosideng International Holdings, Ltd.	28,180,000	17,553
Arezzo Indústria e Comércio SA, ordinary nominative shares	1,870,235	17,180
Salvatore Ferragamo SpA[3]	1,958,773	16,539
Momo.com, Inc.	1,235,064	16,367
Pet Valu Holdings, Ltd.[3]	850,263	16,352
Elior Group SA2,3	5,807,012	16,346
Nordstrom, Inc.[3]	760,000	16,127
Caesars Entertainment, Inc.[2]	400,000	15,896
Traeger, Inc.[1,2]	6,499,660	15,599
ThredUp, Inc., Class A2,3	8,707,600	14,803
Fielmann Group AG	300,196	13,791
Victoria PLC[1,2]	5,782,164	13,073
Golden Entertainment, Inc.	417,174	12,978
MasterCraft Boat Holdings, Inc.[2]	676,133	12,765
Royal Caribbean Cruises, Ltd.[2]	78,017	12,438
Balkrishna Industries, Ltd.	311,475	12,036
First Watch Restaurant Group, Inc.[2,3]	670,820	11,780
Hasbro, Inc.	190,739	11,158
NOK Corp.	798,600	10,653
Bafang Electric (Suzhou) Co., Ltd., Class A	1,847,270	6,840
Opmobility	682,846	6,599
Goodyear Tire & Rubber Co.[2]	558,712	6,341
StockX, Inc.[2,4,5]	161,790	5,451
Brilliant Earth Group, Inc., Class A2,3	929,849	2,064
Dowlais Group PLC	169,209	155
BNN Technology PLC[2,4]	19,007,000	— [7]
		13,014,857
Information technology 15.96%
Kokusai Electric Corp.[1,3]	17,046,783	502,455
Insight Enterprises, Inc.[1,2]	2,504,599	496,812
eMemory Technology, Inc.[1]	5,972,499	469,558
Fabrinet, non-registered shares[2]	1,542,032	377,474
MKS Instruments, Inc.	2,834,126	370,080
Global Unichip Corp.[1]	6,780,000	332,839
SMALLCAP World Fund — Page 6 of 30

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Softcat PLC[1]	12,609,908	$289,816
Dexerials Corp.[1]	5,161,500	240,838
ALTEN SA, non-registered shares[1]	2,129,767	234,755
Maruwa Co., Ltd.[1]	965,400	232,112
Kulicke and Soffa Industries, Inc.[1]	4,699,380	231,163
Reply SpA	1,556,586	230,335
Impinj, Inc.[2]	1,336,668	209,549
Jentech Precision Industrial Co., Ltd.	5,631,467	207,171
Coforge, Ltd.	2,716,805	178,051
GitLab, Inc., Class A2	3,479,717	173,012
ASMPT, Ltd.	12,401,100	172,839
Pegasystems, Inc.	2,778,455	168,180
Smartsheet, Inc., Class A2	3,646,395	160,733
Credo Technology Group Holding, Ltd.[2]	5,005,137	159,864
Money Forward, Inc.[1,2]	4,350,987	146,794
Lotes Co., Ltd.[2]	2,908,000	144,819
Vitec Software Group AB, Class B	2,790,783	144,794
Globant SA2	790,705	140,951
Socionext, Inc.[3]	5,879,155	140,605
Lumine Group, Inc., subordinate voting shares[2]	5,119,253	138,192
Confluent, Inc., Class A2	4,540,140	134,070
Alkami Technology, Inc.[2]	4,679,907	133,284
Tokyo Seimitsu Co., Ltd.	1,720,700	130,720
SINBON Electronics Co., Ltd.[1]	14,384,092	129,172
MACOM Technology Solutions Holdings, Inc.[2]	1,140,000	127,076
Silicon Laboratories, Inc.[2]	1,145,240	126,698
Novanta, Inc.[2]	755,395	123,212
ULVAC, Inc.[3]	1,814,800	119,547
Lagercrantz Group AB, Class B	7,283,638	118,725
Klaviyo, Inc., Class A2,3	4,595,575	114,384
SHIFT, Inc.[1,2,3]	1,240,155	113,104
PAR Technology Corp.[1,2,3]	1,520,057	71,579
PAR Technology Corp.[1,2,5]	838,810	39,500
Nova, Ltd.[2]	450,868	105,742
Disco Corp.	255,900	98,054
Monday.com, Ltd.[2]	405,134	97,540
Nordic Semiconductor ASA[2]	7,281,455	97,074
Tanla Platforms, Ltd.[1]	8,512,665	95,802
RingCentral, Inc., Class A2	3,347,328	94,395
Topicus.com, Inc., subordinate voting shares	1,098,339	93,933
nCino, Inc.[2]	2,969,556	93,393
Power Integrations, Inc.	1,316,654	92,416
Wolfspeed, Inc.[2,3]	3,859,375	87,839
INFICON Holding AG	57,443	86,906
Hamamatsu Photonics KK	3,206,150	86,478
Viavi Solutions, Inc.[1,2]	12,161,535	83,550
DoubleVerify Holdings, Inc.[2]	4,224,889	82,259
SUMCO Corp.[3]	5,535,784	80,400
Mastek, Ltd.[1]	2,448,446	79,949
VisEra Technologies Co., Ltd.	6,970,606	74,389
Semtech Corp.[2]	2,372,707	70,896
Tri Chemical Laboratories, Inc.[1,3]	2,580,900	70,358
Megaport, Ltd.[1,2]	9,161,000	68,007
Bytes Technology Group PLC	9,557,621	66,997
Taiyo Yuden Co., Ltd.[3]	2,569,200	64,954
SMALLCAP World Fund — Page 7 of 30

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
LEM Holding SA3	40,600	$64,610
Esker SA1	332,301	62,502
Riskified, Ltd., Class A2	9,774,367	62,458
HPSP Co., Ltd.	2,154,898	61,600
Nippon System Development Co., Ltd.	3,182,700	60,994
MongoDB, Inc., Class A2	240,100	60,015
Amano Corp.	2,230,300	57,774
Clearwater Analytics Holdings, Inc., Class A2	3,051,500	56,514
CDW Corp.	250,000	55,960
Technoprobe SpA[2]	5,540,338	54,219
Rubrik, Inc., Class A2,3	1,750,000	53,655
Riken Keiki Co., Ltd.[3]	2,020,200	53,220
King Slide Works Co., Ltd.[2]	1,260,000	47,629
Okta, Inc., Class A2	500,000	46,805
Aixtron SE3	2,263,071	44,404
Qorvo, Inc.[2]	374,830	43,495
Freshworks, Inc., Class A2	3,257,074	41,332
CCC Intelligent Solutions Holdings, Inc.[2]	3,695,000	41,051
SmartCraft ASA, Class A1,2	13,721,780	39,835
Kingboard Laminates Holdings, Ltd.	37,096,526	39,783
Cognex Corp.	824,523	38,555
SentinelOne, Inc., Class A2	1,725,123	36,314
Astera Labs, Inc.[2,3]	600,000	36,306
GFT Technologies SE1	1,352,818	36,153
Alphawave IP Group PLC[2,3]	19,663,942	35,635
BE Semiconductor Industries NV	201,885	33,731
Nemetschek SE	339,710	33,407
Guidewire Software, Inc.[2]	239,672	33,048
Aspen Technology, Inc.[2]	150,829	29,959
Bentley Systems, Inc., Class B	584,744	28,863
BlackLine, Inc.[2]	595,000	28,828
Keywords Studios PLC	976,544	28,430
Planisware SAS[2]	1,000,000	28,174
A&D HOLON Holdings Co., Ltd.[1]	1,491,300	27,609
Flex, Ltd.[2]	864,808	25,503
Dock, Ltd.[2,4,5]	4,318,937	24,834
Hirose Electric Co., Ltd.	210,700	23,333
Nayax, Ltd.[2]	1,075,000	22,739
Xiamen Faratronic Co., Ltd., Class A	2,157,156	22,595
Zuken, Inc.	848,700	22,363
Alarm.com Holdings, Inc.[2]	351,000	22,303
Noventiq Holdings PLC (GDR)[1,2,4,8]	17,110,290	21,438
Noventiq Holdings PLC (GDR)[1,2,4]	16,060	20
Crane NXT, Co.	299,574	18,400
VusionGroup[3]	132,291	18,307
Silvaco Group, Inc.[2]	933,495	16,784
Unity Software, Inc.[2]	1,016,557	16,529
Accton Technology Corp.	803,000	13,640
EPAM Systems, Inc.[2]	71,760	13,499
Yubico AB2	600,000	12,741
E Ink Holdings, Inc.	1,492,000	11,635
ON Semiconductor Corp.[2]	167,850	11,506
Zebra Technologies Corp., Class A2	36,300	11,214
Entegris, Inc.	79,014	10,698
AAC Technologies Holdings, Inc.	2,629,000	10,336
SMALLCAP World Fund — Page 8 of 30

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Basler AG, non-registered shares[2,3]	783,794	$8,907
Teradata Corp.[2]	234,529	8,105
JustSystems Corp.	329,000	6,173
Patreon, Inc., Class B2,4,5	189,951	5,835
Sensirion Holding AG2,3	57,416	4,990
Endava PLC, Class A (ADR)[2]	166,200	4,860
Yotpo, Ltd.[2,4,5]	2,620,102	3,721
Foursquare Labs, Inc., Series A2,4,5	1,970,385	1,951
Tarana Wireless, Inc., Class C2,4	862,071	922
		11,544,941
Financials 12.15%
Ares Management Corp., Class A	4,295,833	572,549
Essent Group, Ltd.[1]	7,104,853	399,222
360 ONE WAM, Ltd.[1]	28,879,649	337,674
Eurobank Ergasias Services and Holdings SA	133,770,671	289,636
Janus Henderson Group PLC[1]	8,281,802	279,180
National Bank of Greece SA2	28,487,135	237,593
Affirm Holdings, Inc., Class A2	7,197,586	217,439
RenaissanceRe Holdings, Ltd.	952,200	212,826
IIFL Finance, Ltd.[1]	33,919,173	208,885
AU Small Finance Bank, Ltd.	24,955,177	200,461
Cholamandalam Investment and Finance Co., Ltd.	11,634,838	197,642
HDFC Asset Management Co., Ltd.	3,962,374	189,799
Canara Bank	131,063,880	187,334
Wintrust Financial Corp.	1,786,629	176,090
Banco del Bajio, SA	57,635,096	174,874
VZ Holding AG	1,307,290	167,477
Victory Capital Holdings, Inc., Class A	3,203,141	152,886
StepStone Group, Inc., Class A	3,268,760	150,003
Steadfast Group, Ltd.	35,679,894	147,023
AUB Group, Ltd.[1]	6,420,148	136,084
Stifel Financial Corp.	1,477,350	124,319
Glacier Bancorp, Inc.	3,221,304	120,219
TMX Group, Ltd.	4,173,562	116,172
Asia Commercial Joint Stock Bank	112,118,905	112,167
Goosehead Insurance, Inc., Class A1,2	1,951,952	112,120
Aptus Value Housing Finance India, Ltd.[1]	27,453,811	108,325
JB Financial Group Co., Ltd.[1]	10,013,599	106,267
PB Fintech, Ltd.[2]	6,287,115	105,056
Kinsale Capital Group, Inc.	257,620	99,256
BFF Bank SpA[1]	10,338,357	98,480
Banca Generali SpA	2,328,237	93,163
SouthState Corp.	1,217,030	93,005
NMI Holdings, Inc.[2]	2,468,517	84,028
Lazard, Inc., Class A	2,177,145	83,123
Skyward Specialty Insurance Group, Inc.[1,2]	2,212,423	80,045
City Union Bank, Ltd.	36,608,696	73,173
Five-Star Business Finance, Ltd.[2]	7,681,836	73,017
Capitec Bank Holdings, Ltd.	482,170	69,646
Max Financial Services, Ltd.[2]	5,971,000	69,355
Oscar Health, Inc., Class A2	4,375,234	69,216
Trupanion, Inc.[1,2]	2,312,727	67,994
Fukuoka Financial Group, Inc.	2,500,000	67,092
Nova Ljubljanska Banka d.d. (GDR)	2,365,833	63,080
SMALLCAP World Fund — Page 9 of 30

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Paymentus Holdings, Inc., Class A2	3,248,960	$61,730
PagSeguro Digital, Ltd., Class A2	5,242,200	61,281
SiriusPoint, Ltd.[2]	5,000,000	61,000
Radian Group, Inc.	1,961,287	60,996
Antin Infrastructure Partners SA	4,861,340	59,052
East West Bancorp, Inc.	796,201	58,306
Banc of California, Inc.	4,299,543	54,948
Patria Investments, Ltd., Class A	4,555,689	54,942
GMO Payment Gateway, Inc.	985,900	54,630
Euronext NV	585,333	54,037
Artisan Partners Asset Management, Inc., Class A	1,277,000	52,702
Bridgepoint Group PLC	18,838,770	52,543
Selective Insurance Group, Inc.	535,682	50,263
JTC PLC	4,107,413	49,949
Regional, SAB de CV, Class A	6,537,372	48,783
Boku, Inc.[1,2,5]	20,461,639	46,953
Marqeta, Inc., Class A2	8,278,057	45,364
Webster Financial Corp.	1,019,513	44,441
EFG International AG	3,000,000	44,146
Manappuram Finance, Ltd.	17,680,581	44,010
Bolsa Mexicana de Valores, SAB de CV, Series A	25,669,735	43,468
Alpha Services and Holdings SA2	26,000,000	42,451
Vontobel Holding AG	683,004	40,920
Moelis & Co., Class A	719,000	40,882
Hilltop Holdings, Inc.	1,300,000	40,664
AvidXchange Holdings, Inc.[2]	3,158,589	38,093
M&A Research Institute Holdings, Inc.[2,3]	1,498,200	37,727
EVERTEC, Inc.	1,125,253	37,415
Qualitas Controladora, SAB de CV3	3,565,500	36,238
Comerica, Inc.	706,621	36,066
Discovery, Ltd.	4,754,649	35,195
Haci Ömer Sabanci Holding AS	11,142,365	32,903
XP, Inc., Class A	1,867,000	32,841
Hamilton Lane, Inc., Class A	260,801	32,230
Premium Group Co., Ltd.[1]	2,360,400	31,841
OneMain Holdings, Inc.	621,054	30,115
Marex Group PLC[2]	1,500,000	30,000
Home First Finance Company India, Ltd.	2,395,000	29,671
Norion Bank AB2	7,161,000	29,446
Aditya Birla Capital, Ltd.[2]	10,211,241	29,131
Optima Bank SA	2,026,588	26,052
Pine Labs Pte., Ltd.[2,4,5]	76,998	25,785
Live Oak Bancshares, Inc.	718,120	25,177
AssetMark Financial Holdings, Inc.[2]	711,713	24,590
Columbia Banking System, Inc.	1,063,800	21,159
Enstar Group, Ltd.[2]	66,000	20,176
Linc AB2	2,358,208	19,989
Tikehau Capital SCA, non-registered shares[3]	852,545	19,123
Hellenic Exchanges - Athens Stock Exchange SA1	3,500,000	18,153
Funding Circle Holdings PLC[2,3]	14,713,073	17,926
PT Bank Syariah Indonesia Tbk	109,635,200	17,438
Redwood Trust, Inc. REIT	2,562,000	16,627
Houlihan Lokey, Inc., Class A	112,959	15,234
Federal Home Loan Mortgage Corp.[2]	10,000,000	13,500
SMALLCAP World Fund — Page 10 of 30

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Remgro, Ltd.	1,068,633	$7,967
Baldwin Insurance Group, Inc. (The), Class A2	129,794	4,604
		8,783,868
Health care 11.69%
Molina Healthcare, Inc.[2]	1,955,186	581,277
Max Healthcare Institute, Ltd.	43,037,352	483,945
Ensign Group, Inc. (The)	2,316,667	286,549
Bachem Holding AG3	3,097,235	284,669
Haemonetics Corp.[1,2]	2,978,892	246,444
DexCom, Inc.[2]	2,167,000	245,694
Vaxcyte, Inc.[2]	2,737,778	206,730
Xenon Pharmaceuticals, Inc.[1,2]	5,156,666	201,058
Insulet Corp.[2]	963,534	194,441
Zealand Pharma AS2	1,484,886	189,015
Centene Corp.[2]	2,825,674	187,342
agilon health, Inc.[1,2,3]	26,667,542	174,406
Tandem Diabetes Care, Inc.[1,2]	4,271,769	172,110
SCHOTT Pharma AG & Co. KGaA, non-registered shares[3]	5,143,255	168,588
Structure Therapeutics, Inc. (ADR)[1,2]	4,249,936	166,895
iRhythm Technologies, Inc.[2]	1,506,397	162,149
Krystal Biotech, Inc.[2]	811,706	149,062
BONESUPPORT Holding AB1,2	5,256,056	130,604
Ambu AS, Class B, non-registered shares[2]	6,784,793	130,314
Glenmark Pharmaceuticals, Ltd.	8,820,014	130,193
Insmed, Inc.[2]	1,840,814	123,335
Denali Therapeutics, Inc.[2]	5,275,368	122,494
Masimo Corp.[2]	911,523	114,797
Laurus Labs, Ltd.	22,072,758	111,882
Ypsomed Holding AG	244,462	109,347
Laboratorios Farmaceuticos Rovi, SA non-registered shares	1,157,030	108,476
DiaSorin Italia SpA	1,049,035	104,223
CONMED Corp.	1,475,507	102,282
Penumbra, Inc.[2]	543,274	97,773
ICON PLC[2]	281,109	88,119
Gubra AS1,2,3	1,254,000	87,962
Asahi Intecc Co., Ltd.	6,170,000	86,855
Ionis Pharmaceuticals, Inc.[2]	1,743,479	83,094
Amplifon SpA	2,337,030	82,899
Aster DM Healthcare, Ltd.	19,680,524	81,842
Ascendis Pharma AS (ADR)[2]	579,165	78,986
NovoCure, Ltd.[2]	4,523,572	77,489
PACS Group, Inc.[2]	2,605,590	76,865
IDEAYA Biosciences, Inc.[2]	1,878,830	65,966
Glaukos Corp.[2]	550,322	65,131
SKAN Group AG	713,906	63,332
CRISPR Therapeutics AG2,3	1,129,671	61,013
Rapport Therapeutics, Inc.[1,2,3,6]	1,740,924	40,494
Rapport Therapeutics, Inc.[1,2]	861,607	20,041
Bangkok Chain Hospital PCL[1]	129,992,100	60,516
Integra LifeSciences Holdings Corp.[2]	2,068,912	60,288
EBOS Group, Ltd.	3,017,948	59,229
Legend Biotech Corp. (ADR)[2]	1,327,732	58,805
LivaNova PLC[2]	1,061,470	58,190
Hapvida Participações e Investimentos SA2	84,767,396	58,077
SMALLCAP World Fund — Page 11 of 30

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Encompass Health Corp.	669,983	$57,478
Phreesia, Inc.[2]	2,593,063	54,973
Hypera SA, ordinary nominative shares	10,553,618	54,183
Zai Lab, Ltd. (ADR)[2,3]	2,729,200	47,297
Zai Lab, Ltd.[2]	1,717,300	2,958
Poly Medicure, Ltd.	2,164,847	49,959
KRKA, dd, Novo mesto	335,262	49,551
Doximity, Inc., Class A2	1,714,707	47,960
Fisher & Paykel Healthcare Corp., Ltd.	2,510,000	45,983
Natera, Inc.[2]	396,421	42,928
Establishment Labs Holdings, Inc.[2,3]	927,489	42,145
Nakanishi, Inc.	2,596,500	41,073
Genus PLC	1,930,906	40,334
Amvis Holdings, Inc.	2,835,600	40,278
Globus Medical, Inc., Class A2	574,500	39,347
Surgical Science Sweden AB1,2,3	3,271,137	38,595
KalVista Pharmaceuticals, Inc.[1,2,3]	3,227,620	38,021
Exact Sciences Corp.[2]	890,000	37,602
XVIVO Perfusion AB2	875,634	34,380
Guardant Health, Inc.[2]	1,181,259	34,115
Alnylam Pharmaceuticals, Inc.[2]	137,700	33,461
BridgeBio Pharma, Inc.[2,5]	965,653	24,460
BridgeBio Pharma, Inc.[2]	344,828	8,734
Innovent Biologics, Inc.[2]	6,938,500	32,723
Sana Biotechnology, Inc.[2]	5,881,106	32,111
Aspen Pharmacare Holdings, Ltd.	2,467,762	31,648
Angelalign Technology, Inc.[3]	4,071,200	29,594
Integer Holdings Corp.[2]	233,410	27,027
Silk Road Medical, Inc.[2]	969,500	26,215
Entero Healthcare Solutions, Ltd.[2]	1,998,543	24,859
J. B. Chemicals & Pharmaceuticals, Ltd.	1,160,422	24,339
Incyte Corp.[2]	396,000	24,005
Chemed Corp.	42,000	22,788
WuXi XDC Cayman, Inc.[2,3]	9,785,500	21,689
Immunovant, Inc.[2]	780,367	20,602
Biohaven, Ltd.[2]	578,931	20,095
SUNWELS Co., Ltd.[3]	1,214,800	19,770
Revance Therapeutics, Inc.[1,2,3]	7,384,192	18,977
Siegfried Holding AG	17,908	18,587
Nxera Pharma Co., Ltd.[2,3]	1,841,200	18,424
Ocumension Therapeutics[2]	20,480,600	17,960
Neuland Laboratories, Ltd.	199,859	17,929
Nykode Therapeutics ASA[2]	12,000,000	17,167
Medmix AG	1,113,977	16,801
Allogene Therapeutics, Inc.[2,3]	6,896,552	16,069
10x Genomics, Inc., Class A2	793,300	15,430
Nordhealth AS, Class A2	4,913,378	14,503
Classys, Inc.	377,760	13,897
Vimian Group AB (publ)[2]	3,964,424	12,880
AS ONE Corp.[3]	687,000	12,282
Ventyx Biosciences, Inc.[1,2,3]	5,247,646	12,122
Indegene, Ltd.[2,6]	1,106,094	7,378
Indegene, Ltd.[2]	705,632	4,706
AbCellera Biologics, Inc.[2,3]	2,447,500	7,245
Arrowhead Pharmaceuticals, Inc.[2]	255,871	6,650
SMALLCAP World Fund — Page 12 of 30

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Schrodinger, Inc.[2]	340,000	$6,576
ChemoMetec A/S	120,036	5,224
Cellectis SA (ADR)[2,3]	1,848,804	3,457
Cellectis SA, non-registered shares[2,3]	760,997	1,341
Pacific Biosciences of California, Inc.[2,3]	3,390,000	4,644
Galapagos NV2	144,573	3,600
Seer, Inc., Class A2,3	2,056,000	3,454
Biotage AB	193,700	2,973
Zentalis Pharmaceuticals, Inc.[2]	675,371	2,762
KRY International AB, Series A2,4,5	19,744	2,436
Pliant Therapeutics, Inc.[2]	224,997	2,419
		8,452,460
Materials 3.44%
Lundin Mining Corp.	26,151,412	291,134
APL Apollo Tubes, Ltd.[1]	15,000,735	278,493
Materion Corp.[1]	1,352,531	146,249
Sumitomo Bakelite Co., Ltd.	4,469,900	131,441
Jindal Steel & Power, Ltd.	10,041,809	125,201
Sandstorm Gold, Ltd.[1]	22,453,383	122,146
Tronox Holdings PLC	6,992,130	109,707
Fujimi, Inc.[1,3]	5,315,900	100,982
LANXESS AG3	4,036,949	99,122
Nissan Chemical Corp.	3,114,000	98,417
ATI, Inc.[2]	1,732,552	96,070
Ramkrishna Forgings, Ltd.	7,251,352	76,962
Arcadium Lithium PLC[2,3]	22,355,661	75,115
Zeon Corp.	8,315,800	69,183
H.B. Fuller Co.	866,200	66,663
Huhtamäki OYJ	1,500,000	60,131
Element Solutions, Inc.	2,052,000	55,650
SOL SpA	1,482,433	52,423
MEC Co., Ltd.[1,3]	1,605,600	46,147
Asahi Yukizai Corp.[1,3]	1,407,500	45,989
Alcoa Corp.	1,104,737	43,946
Cabot Corp.	414,462	38,085
Resonac Holdings Co., Ltd.	1,658,200	36,575
Kansai Paint Co., Ltd.	1,773,738	28,557
Anupam Rasayan India, Ltd.	3,104,000	28,430
Mayr-Melnhof Karton AG, non-registered shares	226,797	27,219
Vinati Organics, Ltd.	943,000	21,431
Major Drilling Group International, Inc.[2]	3,025,000	20,077
NV Bekaert SA	476,866	19,958
Summit Materials, Inc., Class A2	492,061	18,014
Labrador Iron Ore Royalty Corp.[3]	822,000	17,485
Yamato Kogyo Co., Ltd.	288,600	14,073
Umicore SA3	936,935	14,058
Gujarat Fluorochemicals, Ltd.	341,246	13,043
		2,488,176
Consumer staples 3.09%
Emmi AG	214,650	212,132
Grocery Outlet Holding Corp.[1,2]	7,938,202	175,593
Freshpet, Inc.[2]	1,297,356	167,865
Simply Good Foods Co.[2]	4,268,375	154,216
SMALLCAP World Fund — Page 13 of 30

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Redcare Pharmacy NV, non-registered shares[1,2,3]	1,037,616	$126,826
BBB Foods, Inc., Class A2,3	5,054,007	120,589
Varun Beverages, Ltd.	5,879,179	114,388
Royal Unibrew A/S2	1,336,984	105,905
BJ’s Wholesale Club Holdings, Inc.[2]	1,106,224	97,171
Celsius Holdings, Inc.[2]	1,684,242	96,153
Kotobuki Spirits Co., Ltd.[1]	8,132,200	94,202
John B. Sanfilippo & Son, Inc.	716,672	69,639
Performance Food Group Co.[2]	928,000	61,350
Bakkafrost P/F	1,097,117	55,500
ODDITY Tech, Ltd., Class A2,3	1,054,343	41,394
United Spirits, Ltd.	2,672,208	40,922
Fever-Tree Drinks PLC	2,980,738	40,874
Universal Robina Corp.	21,279,800	40,390
Kobe Bussan Co., Ltd.[3]	1,600,900	35,624
Raia Drogasil SA, ordinary nominative shares	7,187,050	33,016
Radico Khaitan, Ltd.	1,499,109	32,004
AAK AB	1,081,159	31,605
Honasa Consumer, Ltd.[2]	5,760,028	29,849
Ocado Group PLC[2]	7,972,791	29,157
Chongqing Brewery Co., Ltd., Class A	3,436,312	28,670
Humble Group AB1,2	28,000,000	26,551
Avenue Supermarts, Ltd.[2]	417,313	23,602
Fresh Del Monte Produce, Inc.	1,028,000	22,462
TreeHouse Foods, Inc.[2]	520,474	19,070
Yamazaki Baking Co., Ltd.	888,100	18,266
Milbon Co., Ltd.[3]	883,406	18,221
COSMOS Pharmaceutical Corp.	221,200	17,836
Lotus Bakeries NV	1,605	16,543
Century Pacific Food, Inc.	25,901,000	14,144
PZ Cussons PLC	9,688,258	12,108
First Pacific Co., Ltd.	18,542,000	8,618
Beyond Meat, Inc.[2,3]	73,395	492
		2,232,947
Communication services 2.64%
JCDecaux SE2	10,577,087	207,088
Frontier Communications Parent, Inc.[2]	5,713,739	149,586
Indosat Tbk PT	214,444,701	139,899
Hemnet Group AB	4,336,061	130,819
CTS Eventim AG & Co. KGaA	1,520,141	126,877
Lions Gate Entertainment Corp., Class B2	13,948,396	119,538
Lions Gate Entertainment Corp., Class A2	575,000	5,416
Nippon Television Holdings, Inc.	6,223,532	90,126
Nexstar Media Group, Inc.	531,766	88,279
Baltic Classifieds Group PLC[1]	26,041,232	79,060
New York Times Co., Class A	1,500,000	76,815
Future PLC[1]	5,719,347	76,014
Rightmove PLC	10,786,575	72,893
Ubisoft Entertainment SA2	2,777,048	60,989
Cogent Communications Holdings, Inc.	981,623	55,403
JYP Entertainment Corp.	1,302,583	54,018
Iridium Communications, Inc.	1,000,000	26,620
Iridium Communications, Inc.[8]	636,132	16,934
Schibsted ASA, Class A	978,755	28,869
SMALLCAP World Fund — Page 14 of 30

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Trustpilot Group PLC[2]	10,480,000	$28,466
HYBE Co., Ltd.	182,486	26,853
4imprint Group PLC	355,107	26,155
Airtel Africa PLC	16,190,342	24,609
IHS Holding, Ltd.[2,3]	7,420,104	23,744
Kadokawa Corp.	1,355,700	21,815
Bharti Hexacom, Ltd.[2]	912,375	12,169
Bharti Hexacom, Ltd.[2,6]	685,997	9,150
Ibotta, Inc., Class A2	250,000	18,790
Lionsgate Studios Corp.[2]	2,076,844	16,739
TIM SA	5,690,917	16,166
Gogo, Inc.[2]	1,490,155	14,335
JOYY, Inc., Class A (ADR)	412,500	12,412
PROTO Corp.[3]	1,309,200	12,071
YouGov PLC	2,048,623	10,513
Playtika Holding Corp.	1,322,983	10,412
PLAYSTUDIOS, Inc., Class A2	4,500,000	9,315
MTN Group, Ltd.	1,458,066	6,770
Nextdoor Holdings, Inc., Class A2	1,315,268	3,657
		1,909,384
Energy 2.26%
MEG Energy Corp.[2]	12,893,305	275,858
Vallourec SA1,2,3	13,141,385	205,746
Weatherford International[2]	1,181,677	144,696
New Fortress Energy, Inc., Class A3	6,535,976	143,661
Viper Energy, Inc., Class A	3,536,827	132,737
Transocean, Ltd.[2,3]	22,914,834	122,594
Diamond Offshore Drilling, Inc.[1,2]	5,802,737	89,884
Cactus, Inc., Class A	1,650,577	87,052
Borr Drilling, Ltd.[2,3]	7,195,448	46,411
Borr Drilling, Ltd. (NOK denominated)	4,820,054	30,978
Vista Energy, SAB de CV, Class A (ADR)[2]	1,013,414	46,090
Aegis Logistics, Ltd.	4,292,100	44,752
Championx Corp.	1,344,115	44,638
Helmerich & Payne, Inc.	931,820	33,676
Range Resources Corp.	1,000,000	33,530
Kosmos Energy Ltd.[2]	5,976,597	33,110
Headwater Exploration, Inc.[3]	5,105,000	27,054
Savannah Energy PLC[1,2,4]	96,128,672	25,518
DT Midstream, Inc.	356,000	25,287
Pason Systems, Inc.	1,596,000	21,501
Chesapeake Energy Corp.[3]	74,200	6,099
Golar LNG, Ltd.	192,308	6,029
United Tractors Tbk PT	2,186,500	2,934
Gaztransport & Technigaz SA	15,617	2,035
		1,631,870
Real estate 1.61%
Embassy Office Parks REIT	46,985,321	199,758
Altus Group, Ltd.[1]	3,672,544	135,621
Safestore Holdings PLC[1]	11,013,693	107,186
Corp. Inmobiliaria Vesta, SAB de CV3	23,866,524	71,397
Corp. Inmobiliaria Vesta, SAB de CV (ADR)	253,400	7,600
Phoenix Mills, Ltd. (The)[2]	1,423,116	60,926
SMALLCAP World Fund — Page 15 of 30

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Macrotech Developers, Ltd.	3,328,369	$59,946
Fibra Uno Administración REIT, SA de CV	45,053,178	55,359
International Workplace Group PLC	24,424,285	53,517
StorageVault Canada, Inc.	14,813,647	50,460
Four Corners Property Trust, Inc. REIT	1,807,880	44,600
ESR-Logos REIT	222,463,669	44,243
SRE Holdings Corp.[1,2,3]	1,290,828	38,878
Mindspace Business Parks REIT	9,000,000	35,938
K-Fast Holding AB, Class B1,2	18,183,928	34,383
Charter Hall Group REIT	3,866,313	28,618
Fastighets AB Balder, Class B2	3,821,000	26,274
Prisma Properties AB1,2	9,781,818	25,011
Zillow Group, Inc., Class C, nonvoting shares[2]	525,000	24,355
Colliers International Group, Inc.[3]	185,633	20,730
CTP NV	1,113,342	18,932
Swedish Logistic Property AB, Class B2	4,739,069	15,057
Genova Property Group AB2	2,126,731	9,557
		1,168,346
Utilities 0.57%
Talen Energy Corp.[2]	1,363,759	151,405
Black Hills Corp.	1,415,228	76,960
ACEN Corp.	695,532,524	59,349
SembCorp Industries, Ltd.	16,633,185	58,811
Neoenergia SA	8,585,745	28,521
ENN Energy Holdings, Ltd.	3,166,000	26,068
Algonquin Power & Utilities Corp.[3]	2,088,973	12,242
Mytrah Energy, Ltd.[2,4]	10,418,000	— [7]
		413,356
Total common stocks (cost: $47,949,685,000)		68,212,173
Preferred securities 0.88% Information technology 0.30%
PsiQuantum Corp., Series D, preferred shares[2,4,5]	1,334,542	44,547
Skyryse, Inc., Series B, preferred shares[1,2,4,5]	1,649,110	36,627
Outreach Corp., Series G, preferred shares[2,4,5]	1,554,053	29,325
SiFive, Inc., Series F, preferred shares[2,4,5]	3,451,632	27,854
Patreon, Inc., Series E, preferred shares[2,4,5]	698,208	21,449
Patreon, Inc., Series Seed, preferred shares[2,4,5]	163,096	5,010
Kandou Holding SA, Series D, preferred shares[2,4,5]	4,400,000	17,820
ANDPAD, Inc., Series D, preferred shares[2,4,5]	459,413	17,704
Yotpo, Ltd., Series F, preferred shares[2,4,5]	8,332,809	11,833
Yotpo, Ltd., Series B, preferred shares[2,4,5]	1,111,347	1,578
Yotpo, Ltd., Series C, preferred shares[2,4,5]	1,057,985	1,502
Yotpo, Ltd., Series A-1, preferred shares[2,4,5]	709,592	1,008
Yotpo, Ltd., Series A, preferred shares[2,4,5]	345,899	491
Yotpo, Ltd., Series C-1, preferred shares[2,4,5]	293,302	417
Yotpo, Ltd., Series D, preferred shares[2,4,5]	163,552	232
Yotpo, Ltd., Series B-1, preferred shares[2,4,5]	130,625	185
		217,582
SMALLCAP World Fund — Page 16 of 30

unaudited
Preferred securities (continued) Industrials 0.27%	Shares	Value (000)
Relativity Space, Inc., Series D, preferred shares[2,4,5]	2,143,751	$48,599
Relativity Space, Inc., Series E, preferred shares[2,4,5]	464,197	10,523
Zipline International, Inc., Series G, preferred shares[2,4,5]	1,192,000	50,000
Einride AB, Series B, preferred shares[1,2,4,5]	1,334,588	45,376
Einride AB, Series A, preferred shares[1,2,4,5]	11,990	408
ABL Space Systems Co., Series B, 5.00% cumulative preferred shares[2,4,5,9]	777,162	25,414
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[2,4,5,9]	74,599	2,439
Workrise Technologies, Inc., Series E, preferred shares[2,4,5]	95,423	14,863
		197,622
Health care 0.15%
Sail Biomedicines, Inc., Series B, 6.00% preferred shares[2,4,5]	1,785,714	50,768
InSilico Medicine Cayman TopCo, Series D, preferred shares[2,4,5]	605,423	22,219
KRY International AB, Series E, preferred shares[2,4,5]	114,059	14,072
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares[2,4,5]	1,531,102	9,814
Artiva Biotherapeutics, Inc., Series B, preferred shares[2,4,5]	636,364	6,924
		103,797
Financials 0.10%
PPRO Holding GmbH, Series B-1, 8.00% preferred shares[2,4,5]	13,618	43,042
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[2,4,5]	57,100	19,122
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[2,3]	2,000,000	9,600
		71,764
Real estate 0.05%
QuintoAndar, Ltd., Series E-1, preference shares[2,4,5]	244,733	35,824
Consumer discretionary 0.01%
StockX, Inc., Series E-1, preferred shares[2,4,5]	222,222	7,487
StockX, Inc., Series AA, preferred shares[2,4,5]	57,338	1,932
StockX, Inc., Series B, preferred shares[2,4,5]	3,094	104
		9,523
Total preferred securities (cost: $727,932,000)		636,112
Rights & warrants 0.04% Industrials 0.04%
Warom Technology, Inc. Co., Class A, warrants, expire 9/30/2024[2,8]	8,603,931	26,144
Centre Testing International Group Co., Ltd., Class A, warrants, expire 3/28/2025[2,8]	3,465,100	4,802
Momentus, Inc., warrants, expire 5/15/2026[2]	2,225,000	17
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[2,4,5]	55,949	— [7]
		30,963
Information technology 0.00%
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033[2,4,5]	1,163,990	2
Kandou Holding SA, warrants, expire 8/18/2028[2,4,5]	2,257,143	— [7]
Tarana Wireless, Inc., Class C, warrants, expire 4/1/2029[2,4,5]	1	— [7]
		2
SMALLCAP World Fund — Page 17 of 30

unaudited
Rights & warrants (continued) Health care 0.00%	Shares	Value (000)
Amplifon SpA, rights, expire 7/9/2024[2]	2,337,030	$— [7]
Total rights & warrants (cost: $35,945,000)		30,965
Convertible stocks 0.06% Information technology 0.04%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4,5]	14,888,589	15,922
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[4,5]	935,103	1,000
Tarana Wireless, Inc., Class 7A, convertible preferred shares[4,5]	935,103	1,000
RealSelf, Inc., Series C, convertible preferred shares[1,4,5]	3,468,862	10,754
		28,676
Utilities 0.02%
TAE Technologies, Inc., Series G2, 4.00% cumulative convertible preferred shares[4,5]	300,000	17,916
Total convertible stocks (cost: $63,179,000)		46,592
Convertible bonds & notes 0.04% Information technology 0.04%	Principal amount (000)
PayClip, Inc., convertible notes, 4.50% PIK 12/15/2028[1,4,5,9]	USD23,670	25,281
Real estate 0.00%
Genova Property Group AB, convertible notes, 6.75% 3/19/2029[4]	SEK20,000	2,170
Health care 0.00%
ClearNote Health, Inc., convertible notes, 8.00% 10/28/2025[1,4,5]	USD2,000	2,000
Total convertible bonds & notes (cost: $29,234,000)		29,451
Short-term securities 5.74% Money market investments 5.04%	Shares
Capital Group Central Cash Fund 5.37%[1,10]	36,429,938	3,642,994
Money market investments purchased with collateral from securities on loan 0.70%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[10,11]	77,021,719	77,021
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.18%[10,11]	70,900,000	70,900
Capital Group Central Cash Fund 5.37%[1,10,11]	704,658	70,466
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[10,11]	55,700,000	55,700
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.21%[10,11]	50,700,000	50,700
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.22%[10,11]	50,700,000	50,700
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.22%[10,11]	50,700,000	50,700
SMALLCAP World Fund — Page 18 of 30

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Fidelity Investments Money Market Government Portfolio, Class I 5.21%[10,11]	40,500,000	$40,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.23%[10,11]	40,500,000	40,500
		507,187
Total short-term securities (cost: $4,150,045,000)		4,150,181
Total investment securities 101.09% (cost: $52,956,020,000)		73,105,474
Other assets less liabilities (1.09)%		(790,047)
Net assets 100.00%		$72,315,427
Investments in affiliates1

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Common stocks 27.88%
Industrials 8.76%
Saia, Inc.[2]	$790,357	$—	$233,810	$126,246	$18,559	$701,352	$—
Comfort Systems USA, Inc.	388,358	—	58,159	34,625	258,371	623,195	1,714
Diploma PLC	391,737	4,038	3,427	(485)	167,607	559,470	7,799
Interpump Group SpA	362,114	16,898	11,654	(2,287)	(11,367)	353,704	2,782
AZEK Co., Inc. (The), Class A2	270,308	—	38,622	19,971	97,852	349,509	—
CBIZ, Inc.[2]	—	269,545	—	—	21,848	291,393	—
Stericycle, Inc.[2]	188,829	89,142	70,752	3,400	76,307	286,926	—
Hensoldt AG	139,317	139,941	38,736	(3,654)	45,081	281,949	3,335
Kadant, Inc.	137,989	90,555	—	—	39,448	267,992	641
Wizz Air Holdings PLC[2]	169,301	22,600	—	—	36,130	228,031	—
ATS Corp.[2]	312,874	42,128	54,437	(13,010)	(65,947)	221,608	—
ICF International, Inc.	118,210	56,940	—	—	32,354	207,504	581
Harmonic Drive Systems, Inc.[3]	129,347	19,195	10,059	(3,791)	40,128	174,820	423
Munters Group AB	76,651	79,605	10,114	5,991	21,698	173,831	416
Enerpac Tool Group Corp., Class A	111,764	3,807	—	—	50,412	165,983	169
Enpro, Inc.[12]	165,188	—	45,564	12,258	23,005	154,887	1,095
Carel Industries SpA[3]	142,928	59,522	25,646	(9,105)	(26,331)	141,368	1,550
MYR Group, Inc.[2]	—	156,813	—	—	(15,804)	141,009	—
Visional, Inc.[2,3]	157,084	—	—	—	(16,684)	140,400	—
DO & CO AG, non-registered shares	85,526	—	—	—	53,018	138,544	—
VSE Corp.	—	100,092	—	—	22,105	122,197	95
Japan Elevator Service Holdings Co., Ltd.	93,511	11,458	8,840	(247)	10,216	106,098	1,177
Volution Group PLC	68,931	—	—	—	20,281	89,212	1,636
Johns Lyng Group, Ltd.	87,549	5,665	—	—	(9,208)	84,006	638
Montana Aerospace AG2	41,774	456	—	—	29,034	71,264	—
Instalco AB	56,884	10,688	21,749	1,778	14,653	62,254	1,216
Judges Scientific PLC	27,407	17,460	—	—	5,912	50,779	432
NORMA Group SE, non-registered shares	46,393	850	—	—	(94)	47,149	1,246
Marlowe PLC	49,092	—	2,202	(3,149)	(8,371)	35,370	13,697
Alfen NV2,3	42,858	14,920	—	—	(32,324)	25,454	—
Fasadgruppen Group AB	20,911	—	3,082	(3,191)	5,638	20,276	304
Einride AB2,4,5	14,502	—	—	—	399	14,901	—
Arcosa, Inc.[13]	212,365	—	68,744	28,466	3,570	—	425
SMALLCAP World Fund — Page 19 of 30

unaudited
Investments in affiliates1 (continued)

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
BayCurrent Consulting, Inc.[13]	$239,295	$27,685	$164,901	$53,333	$(130,987)	$—	$596
Daiseki Co., Ltd.[13]	79,732	11,845	43,517	(21,099)	3,469	—	731
dip Corp.[14]	82,216	—	57,389	(23,435)	(1,392)	—	435
Norva24 Group AB2,13	16,410	—	3,606	(1,388)	9,783	—	—
Titagarh Rail Systems, Ltd.[14]	69,102	—	40,523	5,618	(34,197)	—	—
Titagarh Rail Systems, Ltd.[2,13]	—	38,964	57,088	35,058	64,440	—	—
						6,332,435
Consumer discretionary 5.94%
TopBuild Corp.[2]	607,624	—	90,591	45,132	272,085	834,250	—
CAVA Group, Inc.[2]	137,794	115,615	31,496	25,047	434,828	681,788	—
Tube Investments of India, Ltd.	418,011	—	46,490	31,352	134,336	537,209	280
Boot Barn Holdings, Inc.[2]	145,103	36,347	25,785	11,069	90,301	257,035	—
Melco Resorts & Entertainment, Ltd. (ADR)[2]	205,242	105,861	—	—	(57,227)	253,876	—
Cavco Industries, Inc.[2]	156,421	6,507	—	—	46,811	209,739	—
YETI Holdings, Inc.[2]	334,582	406	67,017	(43,371)	(31,424)	193,176	—
Lottomatica Group SpA	97,115	62,116	—	—	33,943	193,174	3,854
Ermenegildo Zegna NV3	53,718	130,192	—	—	(22,163)	161,747	—
Pets at Home Group PLC	137,997	13,111	—	—	(10,694)	140,414	5,903
Domino’s Pizza Group PLC	120,592	—	—	—	(18,716)	101,876	2,395
Rusta AB	—	57,566	—	—	31,449	89,015	—
Watches of Switzerland Group PLC[2]	124,322	7,269	15,716	(30,119)	3,149	88,905	—
DPC Dash, Ltd.[2]	81,980	3,462	—	—	561	86,003	—
Jack in the Box, Inc.	110,952	—	—	—	(29,111)	81,841	2,121
Auction Technology Group PLC[2]	76,877	—	—	—	(15,806)	61,071	—
Malibu Boats, Inc., Class A2	80,834	—	—	—	(23,053)	57,781	—
Aditya Vision, Ltd.[6]	—	32,407	—	—	7,725	40,132	46
Aditya Vision, Ltd.	—	11,191	—	—	3,408	14,599	17
Shoei Co., Ltd.[3]	65,655	—	—	—	(13,209)	52,446	(282)
tonies SE, Class A2	—	40,647	—	—	6,021	46,668	—
Beazer Homes USA, Inc.[2]	41,346	—	—	—	4,266	45,612	—
Jiumaojiu International Holdings, Ltd.[3]	81,217	10,517	2,017	(2,266)	(50,015)	37,436	1,390
Traeger, Inc.[2]	16,912	713	—	—	(2,026)	15,599	—
Victoria PLC[2]	58,453	—	7,563	(33,495)	(4,322)	13,073	—
BNN Technology PLC[2,4]	— [7]	—	—	—	— [7]	— [7]	—
AcadeMedia AB14	25,156	—	28,185	666	2,363	—	577
Golden Entertainment, Inc.[13]	77,051	—	56,065	(30,540)	22,532	—	668
MakeMyTrip, Ltd.[2,13]	180,951	—	86,149	42,475	131,403	—	—
MasterCraft Boat Holdings, Inc.[2,13]	21,666	—	5,853	(3,275)	227	—	—
Musti Group OYJ[14]	45,510	—	68,248	33,505	(10,767)	—	224
Snow Peak, Inc.[14]	21,058	—	17,863	(39,148)	35,953	—	—
WH Smith PLC[14]	150,890	—	140,203	(26,195)	15,508	—	1,112
						4,294,465
Information technology 5.69%
Kokusai Electric Corp.[3]	—	262,490	33,451	440	272,976	502,455	1,313
Insight Enterprises, Inc.[2]	119,948	299,681	—	—	77,183	496,812	—
eMemory Technology, Inc.	334,789	53,827	7,702	4,060	84,584	469,558	—
Global Unichip Corp.	283,935	3,421	—	—	45,483	332,839	2,930
Softcat PLC	154,074	87,819	13,098	(2,717)	63,738	289,816	4,447
Dexerials Corp.	127,286	—	—	—	113,552	240,838	2,217
SMALLCAP World Fund — Page 20 of 30

unaudited
Investments in affiliates1 (continued)

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
ALTEN SA, non-registered shares	$242,196	$65,871	$30,513	$(12,623)	$(30,176)	$234,755	$3,416
Maruwa Co., Ltd.	155,017	—	5,025	2,105	80,015	232,112	281
Kulicke and Soffa Industries, Inc.	228,531	—	—	—	2,632	231,163	2,820
Money Forward, Inc.[2]	113,730	29,454	—	—	3,610	146,794	—
SINBON Electronics Co., Ltd.	101,676	46,914	11,435	912	(8,895)	129,172	—
SHIFT, Inc.[2,3]	130,590	130,469	16,560	(20,737)	(110,658)	113,104	—
PAR Technology Corp.[2,3]	70,916	—	14,262	(8,070)	22,995	71,579	—
PAR Technology Corp.[2,5]	—	32,420	—	—	7,080	39,500	—
Tanla Platforms, Ltd.	114,798	—	7,779	(207)	(11,010)	95,802	665
Viavi Solutions, Inc.[2]	62,426	124,279	51,157	(29,968)	(22,030)	83,550	—
Mastek, Ltd.	70,773	—	—	—	9,176	79,949	206
Tri Chemical Laboratories, Inc.[3]	53,455	—	—	—	16,903	70,358	525
Megaport, Ltd.[2]	70,009	—	—	—	(2,002)	68,007	—
Esker SA	—	64,361	—	—	(1,859)	62,502	231
SmartCraft ASA, Class A2	27,278	—	—	—	12,557	39,835	—
GFT Technologies SE	30,780	7,154	—	—	(1,781)	36,153	724
A&D HOLON Holdings Co., Ltd.	—	27,714	—	—	(105)	27,609	34
Noventiq Holdings PLC (GDR)[2,4,8]	34,599	—	—	—	(13,161)	21,438	—
Noventiq Holdings PLC (GDR)[2,4]	32	—	—	—	(12)	20	—
Applied Digital Corp.[14]	7,624	28,696	32,089	(4,178)	(53)	—	—
Bytes Technology Group PLC[13]	96,273	15,256	52,581	(6,172)	14,221	—	531
Keywords Studios PLC[13]	119,168	6,848	161,762	(23,343)	87,519	—	152
Lumine Group, Inc., subordinate voting shares[2,13]	50,520	23,220	—	—	64,452	—	—
Nordic Semiconductor ASA[2,13]	152,246	3,786	71,645	(78,073)	90,760	—	—
Rogers Corp.[14]	167,737	3,467	151,841	(43,129)	23,766	—	—
Semtech Corp.[2,13]	97,867	—	48,379	13,506	7,902	—	—
Smartsheet, Inc., Class A2,13	288,745	—	136,455	6,484	1,959	—	—
Socionext, Inc.[3,13]	200,355	30,335	133,102	52,416	(9,399)	—	1,388
						4,115,720
Financials 2.81%
Essent Group, Ltd.	406,924	—	80,037	12,083	60,252	399,222	6,270
360 ONE WAM, Ltd.	172,411	3,318	—	—	161,945	337,674	4,125
Janus Henderson Group PLC	211,706	2,552	—	—	64,922	279,180	9,658
IIFL Finance, Ltd.	199,491	33,724	6,755	1,311	(18,886)	208,885	1,324
AUB Group, Ltd.	110,199	9,688	—	—	16,197	136,084	782
Goosehead Insurance, Inc., Class A2	142,235	3,232	—	—	(33,347)	112,120	—
Aptus Value Housing Finance India, Ltd.	43,342	78,231	13,606	(2,822)	3,180	108,325	1,367
JB Financial Group Co., Ltd.	71,375	3,458	—	—	31,434	106,267	6,854
BFF Bank SpA	101,268	2,071	—	—	(4,859)	98,480	5,959
Skyward Specialty Insurance Group, Inc.[2]	—	74,182	—	—	5,863	80,045	—
Trupanion, Inc.[2]	92,981	—	24,599	(72,261)	71,873	67,994	—
Boku, Inc.[2,5]	36,407	—	—	—	10,546	46,953	—
Premium Group Co., Ltd.	13,733	12,496	—	—	5,612	31,841	234
Hellenic Exchanges - Athens Stock Exchange SA	17,700	—	—	—	453	18,153	941
						2,031,223
Health care 1.95%
Haemonetics Corp.[2]	275,097	19,838	24,943	1,686	(25,234)	246,444	—
Xenon Pharmaceuticals, Inc.[2]	161,278	14,431	—	—	25,349	201,058	—
agilon health, Inc.[2,3]	232,910	113,518	10,031	(3,552)	(158,439)	174,406	—
SMALLCAP World Fund — Page 21 of 30

unaudited
Investments in affiliates1 (continued)

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Tandem Diabetes Care, Inc.[2]	$99,362	$1,929	$14,884	$(36,787)	$122,490	$172,110	$—
Structure Therapeutics, Inc. (ADR)[2]	21,461	191,369	12,535	(6,359)	(27,041)	166,895	—
BONESUPPORT Holding AB2	60,470	1,122	—	—	69,012	130,604	—
Gubra AS2,3	—	53,119	—	—	34,843	87,962	—
Rapport Therapeutics, Inc.[2,3,6]	—	25,000	—	—	15,494	40,494	—
Rapport Therapeutics, Inc.[2]	—	14,647	—	—	5,394	20,041	—
Bangkok Chain Hospital PCL	33,841	39,144	—	—	(12,469)	60,516	877
Surgical Science Sweden AB2,3	44,990	—	—	—	(6,395)	38,595	—
KalVista Pharmaceuticals, Inc.[2,3]	—	35,951	—	—	2,070	38,021	—
Revance Therapeutics, Inc.[2,3]	77,197	4,086	—	—	(62,306)	18,977	—
Ventyx Biosciences, Inc.[2,3]	94,738	23,612	2,558	(22,744)	(80,926)	12,122	—
Amvis Holdings, Inc.[13]	113,761	4,816	65,151	(7,741)	(5,407)	—	—
CONMED Corp.[13]	220,960	45,357	107,735	(31,191)	(25,109)	—	1,127
Integra LifeSciences Holdings Corp.[2,13]	104,993	99,280	77,660	(58,977)	(7,348)	—	—
Jeisys Medical, Inc.[14]	50,581	3,457	56,861	20,264	(17,441)	—	—
Max Healthcare Institute, Ltd.[13]	338,657	—	62,007	30,894	176,401	—	—
Netcare, Ltd.[14]	52,520	—	49,122	(17,362)	13,964	—	909
Nordhealth AS, Class A2,13	11,907	—	595	(412)	3,603	—	—
Ocumension Therapeutics[2,13]	35,083	—	13,970	(46,201)	43,048	—	—
Precision BioSciences, Inc.[14]	2,292	—	2,655	(59,459)	59,822	—	—
Silk Road Medical, Inc.[2,13]	44,471	2,420	57,490	(44,903)	81,717	—	—
Zentalis Pharmaceuticals, Inc.[2,13]	76,444	—	21,799	(56,857)	4,974	—	—
						1,408,245
Materials 1.02%
APL Apollo Tubes, Ltd.	336,340	5,064	47,790	10,558	(25,679)	278,493	—
Materion Corp.	124,589	16,164	1,567	574	6,489	146,249	483
Sandstorm Gold, Ltd.	65,147	46,846	—	—	10,153	122,146	629
Fujimi, Inc.[3]	101,615	6,358	—	—	(6,991)	100,982	1,288
MEC Co., Ltd.[3]	39,715	—	—	—	6,432	46,147	483
Asahi Yukizai Corp.[3]	—	44,339	—	—	1,650	45,989	147
Aluflexpack AG14	17,164	—	21,359	(14,971)	19,166	—	—
LANXESS AG3,13	175,761	—	77,672	(99,072)	100,105	—	438
Re:NewCell AB14	16,715	—	2,475	(23,346)	9,106	—	—
Sumitomo Bakelite Co., Ltd.[13]	5,690	100,720	8,459	1,644	31,846	—	1,259
Zeon Corp.[13]	161,880	13,390	78,056	(11,410)	(16,621)	—	1,803
						740,006
Consumer staples 0.59%
Grocery Outlet Holding Corp.[2]	161,386	96,275	33,424	(6,337)	(42,307)	175,593	—
Redcare Pharmacy NV, non-registered shares[2,3]	90,906	27,403	—	—	8,517	126,826	—
Kotobuki Spirits Co., Ltd.	44,352	72,196	—	—	(22,346)	94,202	1,155
Humble Group AB2	18,613	6,058	—	—	1,880	26,551	—
Emmi AG13	299,833	—	102,274	45,994	(31,421)	—	5,396
Simply Good Foods Co.[2,13]	203,594	—	52,641	9,183	(5,920)	—	—
						423,172
SMALLCAP World Fund — Page 22 of 30

unaudited
Investments in affiliates1 (continued)

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Communication services 0.21%
Baltic Classifieds Group PLC	$—	$77,864	$—	$—	$1,196	$79,060	$—
Future PLC	—	49,832	—	—	26,182	76,014	—
Hemnet Group AB13	101,562	—	38,374	14,989	52,642	—	614
S4 Capital PLC[14]	35,999	—	25,739	(24,865)	14,605	—	—
						155,074
Energy 0.44%
Vallourec SA2,3	158,894	991	—	—	45,861	205,746	—
Diamond Offshore Drilling, Inc.[2]	37,644	42,434	—	—	9,806	89,884	—
Savannah Energy PLC[2,4]	27,715	—	—	—	(2,197)	25,518	—
						321,148
Real estate 0.47%
Altus Group, Ltd.	127,050	71	—	—	8,500	135,621	1,225
Safestore Holdings PLC	72,780	27,921	—	—	6,485	107,186	2,680
SRE Holdings Corp.[2,3]	25,409	—	—	—	13,469	38,878	—
K-Fast Holding AB, Class B2	19,762	4,463	—	—	10,158	34,383	—
Prisma Properties AB2	—	25,669	—	—	(658)	25,011	—
JHSF Participa��es SA14	45,902	—	37,192	(22,002)	13,292	—	1,474
						341,079
Utilities 0.00%
Mytrah Energy, Ltd.[2,4]	127	—	—	—	(127)	— [7]	—
Total common stocks						20,162,567
Preferred securities 0.11%
Information technology 0.05%
Skyryse, Inc., Series B, preferred shares[2,4,5]	36,627	—	—	—	—	36,627	—
Industrials 0.06%
Einride AB, Series B, preferred shares[2,4,5]	44,160	—	—	—	1,216	45,376	—
Einride AB, Series A, preferred shares[2,4,5]	397	—	—	—	11	408	—
						45,784
Health care 0.00%
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares[2,4,5,12,13]	11,330	—	—	—	(1,516)	—	—
Rapport Therapeutics, Inc., Series B, 8.00% noncumulative preferred shares[14]	21,000	4,000	25,000	—	—	—	—
						—
Financials 0.00%
PPRO Holding GmbH, Series B-1, 8.00% preferred shares[2,4,5,13]	35,920	—	—	—	7,122	—	—
Total preferred securities						82,411
Convertible stocks 0.02%
Information technology 0.02%
RealSelf, Inc., Series C, convertible preferred shares[4,5]	9,921	—	—	—	833	10,754	—
Convertible bonds & notes 0.04%
Information technology 0.04%
PayClip, Inc.[4,5,9]	—	25,281	—	—	—	25,281	326
SMALLCAP World Fund — Page 23 of 30

unaudited
Investments in affiliates1 (continued)

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Health care 0.00%
ClearNote Health, Inc., convertible notes, 8.00% 10/28/2025[4,5,12]	$2,000	$—	$—	$—	$—	$2,000	$120
Total convertible bonds & notes						27,281
Short-term securities 5.13%
Money market investments 5.04%
Capital Group Central Cash Fund 5.37%[10]	5,128,740	4,588,819	6,075,157	609	(17)	3,642,994	136,223
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 5.37%[10,11]	59,944	10,522 [15]				70,466	— [16]
Total short-term securities						3,713,460
Total 33.18%				$(446,396)	$3,555,043	$23,996,473	$279,488
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Einride AB, Series B, preferred shares[1,2,4]	3/23/2021-5/6/2021	$18,753	$45,376	.06%
Einride AB1,2,4	7/16/2021-2/1/2023	10,542	14,901.02
Einride AB, Series A, preferred shares[1,2,4]	10/11/2021	311	408	.00 [17]
Relativity Space, Inc., Series D, preferred shares[2,4]	11/20/2020	32,000	48,599.07
Relativity Space, Inc., Series E, preferred shares[2,4]	5/27/2021	10,600	10,523.01
Sail Biomedicines, Inc., Series B, 6.00% preferred shares[2,4]	8/10/2021	50,000	50,768.07
Zipline International, Inc., Series G, preferred shares[2,4]	6/7/2024	50,000	50,000.07
Boku, Inc.[1,2]	2/1/2021-9/21/2021	48,584	46,953.07
Pine Labs Pte., Ltd.[2,4]	5/12/2021	28,710	25,785.03
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[2,4]	5/12/2021	21,291	19,122.03
PsiQuantum Corp., Series D, preferred shares[2,4]	5/28/2021	35,000	44,547.06
PPRO Holding GmbH, Series B-1, 8.00% preferred shares[2,4]	1/28/2021	48,694	43,042.06
PAR Technology Corp.[1,2]	3/8/2024	32,420	39,500.05
Skyryse, Inc., Series B, preferred shares[1,2,4]	10/21/2021	40,700	36,627.05
QuintoAndar, Ltd., Series E-1, preference shares[2,4]	12/20/2021	50,000	35,824.05
Patreon, Inc., Series E, preferred shares[2,4]	9/1/2020	11,944	21,449.03
Patreon, Inc., Class B2,4	10/26/2020-10/27/2020	3,255	5,835.01
Patreon, Inc., Series Seed, preferred shares[2,4]	9/16/2020	2,790	5,010.01
Outreach Corp., Series G, preferred shares[2,4]	5/27/2021	45,482	29,325.04
SiFive, Inc., Series F, preferred shares[2,4]	3/16/2022	25,000	27,854.04
ABL Space Systems Co., Series B, 5.00% cumulative preferred shares[2,4,9]	3/24/2021	35,000	25,414.04
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[2,4,9]	12/14/2023	2,439	2,439	.00 [17]
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[2,4]	12/14/2023	— [7]	— [7]	.00 [17]
PayClip, Inc., convertible notes, 4.50% PIK 12/15/2028[1,4,9]	5/29/2024-6/17/2024	25,280	25,281.04
Dock, Ltd.[2,4]	10/19/2020	26,000	24,834.03
BridgeBio Pharma, Inc.[2]	9/25/2023	26,333	24,460.03
InSilico Medicine Cayman TopCo, Series D, preferred shares[2,4]	5/13/2022-7/18/2022	23,685	22,219.03
Yotpo, Ltd., Series F, preferred shares[2,4]	2/25/2021	18,329	11,833.02
SMALLCAP World Fund — Page 24 of 30

unaudited
Restricted securities5 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Yotpo, Ltd.[2,4]	3/16/2021	$5,475	$3,721	.01%
Yotpo, Ltd., Series B, preferred shares[2,4]	3/16/2021	2,322	1,578	.00 [17]
Yotpo, Ltd., Series C, preferred shares[2,4]	3/16/2021	2,211	1,502	.00 [17]
Yotpo, Ltd., Series A-1, preferred shares[2,4]	3/16/2021	1,483	1,008	.00 [17]
Yotpo, Ltd., Series A, preferred shares[2,4]	3/16/2021	723	491	.00 [17]
Yotpo, Ltd., Series C-1, preferred shares[2,4]	3/16/2021	613	417	.00 [17]
Yotpo, Ltd., Series D, preferred shares[2,4]	3/16/2021	341	232	.00 [17]
Yotpo, Ltd., Series B-1, preferred shares[2,4]	3/16/2021	273	185	.00 [17]
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4]	2/18/2022	12,179	15,922.03
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[4]	6/27/2023	1,000	1,000	.00 [17]
Tarana Wireless, Inc., Class 7A, convertible preferred shares[4]	4/4/2024	1,000	1,000	.00 [17]
Tarana Wireless, Inc., Class C, warrants, expire 4/1/2029[2,4]	4/4/2024	— [7]	— [7]	.00 [17]
TAE Technologies, Inc., Series G2, 4.00% cumulative convertible preferred shares[4]	7/7/2022	30,000	17,916.03
Kandou Holding SA, Series D, preferred shares[2,4]	11/17/2021-8/18/2023	30,800	17,820.02
Kandou Holding SA, warrants, expire 8/18/2028[2,4]	8/18/2023	— [7]	— [7]	.00 [17]
ANDPAD, Inc., Series D, preferred shares[2,4]	6/30/2022	19,506	17,704.02
KRY International AB, Series E, preferred shares[2,4]	5/13/2021	51,891	14,072.02
KRY International AB, Series A2,4	5/13/2021	8,533	2,436	.00 [17]
StockX, Inc., Series E-1, preferred shares[2,4]	4/15/2021	20,000	7,487.01
StockX, Inc.[2,4]	4/5/2021	14,682	5,451.01
StockX, Inc., Series AA, preferred shares[2,4]	4/5/2021	5,203	1,932	.00 [17]
StockX, Inc., Series B, preferred shares[2,4]	4/5/2021	281	104	.00 [17]
Workrise Technologies, Inc., Series E, preferred shares[2,4]	3/8/2021	40,000	14,863.02
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares[2,4,12]	4/26/2021	15,101	9,814.02
ClearNote Health, Inc., convertible notes, 8.00% 10/28/2025[1,4,12]	12/1/2022	2,000	2,000	.00 [17]
RealSelf, Inc., Series C, convertible preferred shares[1,4]	4/18/2018	19,000	10,754.02
Artiva Biotherapeutics, Inc., Series B, preferred shares[2,4]	2/24/2021	7,000	6,924.01
Foursquare Labs, Inc., Series A2,4	12/3/2013	20,000	1,951	.00 [17]
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033[2,4]	8/22/2014	— [7]	2	.00 [17]
Total		$1,034,759	$896,214	1.24%

SMALLCAP World Fund — Page 25 of 30

unaudited
[1]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $1,270,218,000, which represented 1.76% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $896,214,000, which represented 1.24% of the net assets of the fund.

[6]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $97,154,000, which represented 0.13% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[7]	Amount less than one thousand.
[8]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $69,318,000, which represented .10% of the net assets of the fund.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Rate represents the seven-day yield at 6/30/2024.
[11]	Security purchased with cash collateral from securities on loan.
[12]	This security changed its name during the reporting period.
[13]	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2024. Refer to the investment portfolio for the security value at 6/30/2024.
[14]	Affiliated issuer during the reporting period but no longer held at 6/30/2024.
[15]	Represents net activity.
[16]	Dividend income is included with securities lending income and is not shown in this table.
[17]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
SMALLCAP World Fund — Page 26 of 30

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of June 30, 2024 (dollars in thousands):
SMALLCAP World Fund — Page 27 of 30

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$8,728,496	$7,828,571	$14,901	$16,571,968
Consumer discretionary	9,174,970	3,834,436	5,451	13,014,857
Information technology	5,250,335	6,235,885	58,721	11,544,941
Financials	4,578,401	4,179,682	25,785	8,783,868
Health care	5,262,748	3,187,276	2,436	8,452,460
Materials	1,100,341	1,387,835	—	2,488,176
Consumer staples	1,059,010	1,173,937	—	2,232,947
Communication services	664,161	1,245,223	—	1,909,384
Energy	1,319,907	286,445	25,518	1,631,870
Real estate	410,122	758,224	—	1,168,346
Utilities	269,128	144,228	— *	413,356
Preferred securities	9,600	—	626,512	636,112
Rights & warrants	17	30,946	2	30,965
Convertible stocks	—	—	46,592	46,592
Convertible bonds & notes	—	—	29,451	29,451
Short-term securities	4,150,181	—	—	4,150,181
Total	$41,977,417	$30,292,688	$835,369	$73,105,474
*
Amount less than one thousand.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended
June 30, 2024 (dollars in thousands):
	Beginning value at 10/1/2023	Transfers into Level 3*	Purchases	Sales	Net realized gain (loss)	Unrealized appreciation (depreciation)	Transfers out of Level 3*	Ending value at 6/30/2024
Investment securities	$788,048	$—	$84,685	$(25,000)	$(9,000)	$(3,364)	$—	$835,369
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2024								$(12,321)
*
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
SMALLCAP World Fund — Page 28 of 30

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$132,812	Market compa- rables	EV/Gross Profit multiple	17.3x	17.3x	Increase
			EV/Sales multiple	2.1x - 9.8x	5.2x	Increase
			Net adjustment (decrease) based on movement of market comparables	35% - 77%	49%	Decrease
			Net adjustment (increase) based on movement of market compa- rables	15%	15%	Increase
			DLOM	14% - 40%	31%	Decrease
			Risk discount	10%	10%	Decrease
		Market approach	Transaction price	Not applicable	Not applicable	Not applicable
			Discount to last trade price	20%	20%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
		Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
Preferred securities	626,512	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount to transaction price	10% - 35%	15%	Decrease
			Discount for uncertainty	10%	10%	Decrease
		Discounted cash flow	WACC	9% - 20%	13%	Decrease
			Risk discount	10% - 95%	53%	Decrease
		Market compa- rables	EV/Sales multiple	2.1x - 20.6x	6.8x	Increase
			EV/Gross Profit multiple	13.6x - 17.3x	15.3x	Increase
			Price/Sales multiple	8.0x	8.0x	Increase
			Net adjustment (decrease) based on movement of market comparables	1% - 77%	40%	Decrease
			Net adjustment (increase) based on movement of market compa- rables	15% - 41%	28%	Increase
			Discount to Price/Sales multiple	15%	15%	Decrease
			DLOM	20% - 40%	27%	Decrease
		Inputs to market comparables and discounted cash flow	Weight ascribed to market comparables	50%	50%	Not applicable
			Weight ascribed to discounted cash flow	50%	50%	Not applicable
Rights & warrants	2	Black-Scholes	Underlying share price	Not applicable	Not applicable	Not applicable
			Implied volatility	30%	30%	Increase
		Transaction	De minimis	Not applicable	Not applicable	Not applicable
Convertible stocks	46,592	Market compa- rables	EV/Sales multiple	5.7x	5.7x	Increase
			DLOM	9%	9%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
		Discounted cash flow	WACC	20%	20%	Decrease
		Inputs to discounted cash flow and transaction price	Weight ascribed to discounted cash flow	50%	50%	Not applicable
			Weight ascribed to transaction	50%	50%	Not applicable
Convertible bonds & notes	29,451	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
	$835,369
SMALLCAP World Fund — Page 29 of 30

unaudited
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
DLOM = Discount for lack of marketability
EV = Enterprise value
GDR = Global Depositary Receipts
NOK = Norwegian kroner
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SEK = Swedish kronor
USD = U.S. dollars
WACC =Weighted average cost of capital
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-035-0824
SMALLCAP World Fund — Page 30 of 30